Auditors Fees (Tables)	12 Months Ended
Dec. 31, 2020
Auditor's remuneration [abstract]
Schedule of Fees Paid to Auditors

Amounts in US$‘000	2020	2019	2018
Audit fees	926	763	797
Audit related fees	—	510	—
Tax services fees	35	165	209
Non-audit services fees	—	5	—
Total Auditors Fees	961	1,443	1,006